Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	MARKETOCRACY FUNDS
Central Index Key	0001090154
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 28, 2016
The Masters 100 Fund | Investor Class
Prospectus:
Trading Symbol	MOFQX